Financial instruments	9 Months Ended
Sep. 30, 2021
Financial instruments
Financial instruments

7. Financial instruments

The following tables shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
9/30/2021			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	12,596	5	18,591	—	31,192

Current assets	10,854	—	18,591	—	29,445

Cash and cash equivalents	—	—	8,777	—	8,777

Financial assets	10,854	—	4,840	—	15,694	10,854	—	—	10,854
Bond funds	10,854	—	—	—	10,854	10,854	—	—	10,854
Term deposit	—	—	2,595	—	2,595	—	—	—	—
Restricted cash	—	—	2,245	—	2,245	—	—	—	—

Trade receivables, net	—	—	4,974	—	4,974

Non-current assets	1,742	5	—	—	1,747

Financial assets	1,742	5	—	—	1,747	5	1,742	—	1,747
Derivative financial instruments	1,742	—	—	—	1,742	—	1,742	—	1,742
Equity securities	—	5	—	—	5	5	—	—	5

Total liabilities	2,124	—	—	26,349	31,633

Current liabilities	—	—	—	3,445	3,946

Trade payables	—	—	—	2,666	2,666

Financial liabilities	—	—	—	779	1,280	—	—	911	911
Long-term debt	—	—	—	779	779	—	—	911	911
Lease liability	—	—	—	—	501	—	—	—	n/a

Non-current liabilities	2,124	—	—	22,904	27,687

Financial liabilities	2,124	—	—	22,904	27,687	—	2,124	28,154	30,278
Derivative financial instruments	2,124	—	—	—	2,124	—	2,124	—	2,124
Long-term debt	—	—	—	22,904	22,904	—	—	28,154	28,154
Lease liability	—	—	—	—	2,659	—	—	—	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2020			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	10,004	—	15,360

Current assets	5,351	—	10,004	—	15,355

Cash and cash equivalents	—	—	5,324	—	5,324

Financial assets	5,351	—	—	—	5,351	2,984	2,367	—	5,351
Bond funds	984	—	—	—	984	984	—	—	984
Bond funds (restricted)	2,000	—	—	—	2,000	2,000	—	—	2,000
Derivative financial instruments	2,367	—	—	—	2,367	—	2,367	—	2,367

Trade receivables, net	—	—	4,680	—	4,680

Non-current assets	—	5	—	—	5

Financial assets	—	5	—	—	5	—	—	5	5
Equity securities	—	5	—	—	5	—	—	5	5

Total liabilities	808	—	—	25,108	29,040

Current liabilities	808	—	—	20,606	21,726

Trade payables	—	—	—	1,956	1,956

Financial liabilities	808	—	—	18,650	19,770	—	808	24,858	25,666
Derivative financial instruments	808	—	—	—	808	—	808	—	808
Long-term debt	—	—	—	18,650	18,650	—	—	24,858	24,858
Lease liability	—	—	—	—	312	—	—	—	n/a

Non-current liabilities	—	—	—	4,502	7,314

Financial liabilities	—	—	—	4,502	7,314	—	—	4,203	4,203
Long-term debt	—	—	—	4,502	4,502	—	—	4,203	4,203
Lease liability	—	—	—	—	2,812	—	—	—	n/a

The valuation techniques used to value financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds was determined based on the quoted unit prices received by the fund management company.

The fair value of the derivative financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the relevant discount rates.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines and bank overdrafts approximate their fair values.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

On September 30, 2021, there were no transfers of financial instruments measured at fair value between level 1 and level 2.

The following table presents the changes in level 3 instruments for the nine months ended September 30, 2021:

Non-current assets
(€ in thousands)	Equity securities
Balance at December 31, 2020	5
Transfer from level 3	(5)
Income (expense) recognised in other comprehensive income	—
Balance at September 30, 2021	—

The investment in equity securities has been listed on a stock exchange. As it is now possible to determine the fair value of this investment using quoted prices or observable market data, it has been reclassified from level 3 into level 1 on June 30, 2021.